                                                             OMB APPROVAL
                                                     OMB Number:       3235-0578
                                                     Expires:  April 30, 2013
                                                     Estimated average burden
                                                     hours per response.....
                                                     10.5

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

  Investment Company Act file number 811-21978

                      Pioneer Series Trust VI
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  October 31

Date of reporting period:  January 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

		Pioneer Floating Rate Fund (RIC-US)
		Schedule of Investments 1/31/2012 (unaudited)

Principal Amount ($)	Floating Rate (b)		Value
		CONVERTIBLE CORPORATE BONDS - 0.3%
		Diversified Financials - 0.3%
		Asset Management & Custody Banks - 0.3%
1,000,000		Apollo Investment Corp., 5.75%, 1/15/16	$888,750
		Total Diversified Financials	$888,750
		TOTAL CONVERTIBLE CORPORATE BONDS	$888,750
		(Cost $989,767)
Shares
		PREFERRED STOCK - 0.0%
		Capital Goods - 0.0%
		Industrial Machinery - 0.0%
1,000		Stanley Black & Decker, Inc., 4.75%, 11/17/15	$118,190
		Total Capital Goods	$118,190
		TOTAL PREFERRED STOCK	$118,190
		(Cost $100,000)

		COMMON STOCKS - 0.0%
		Automobiles & Components - 0.0%
		Auto Parts & Equipment - 0.0%
4		Lear Corp.	$168
		Total Automobiles & Components	$168
		Real Estate - 0.0%
		Real Estate Development - 0.0%
106,253		Newhall Land Development LLC *	$138,129
		Total Real Estate	$138,129
		TOTAL COMMON STOCKS	$138,297
		(Cost $88,066)
Principal Amount ($)
		ASSET BACKED SECURITIES - 0.9%
		Banks - 0.7%
		Diversified Banks - 0.0%
160,841		Wells Fargo Home Equity Trust, 0.6415%, 12/25/35	$144,665
		Thrifts & Mortgage Finance - 0.6%
774,350	0.88	Bayview Financial Acquisition, Floating Rate Note, 5/28/44	$713,997
371,548	0.52	Bear Stearns Asset Backed Securities, Floating Rate Note, 2/25/36	347,204
466,674		Citigroup Mortgage Loan Trust, Inc., 0.6615%, 8/25/35	435,770
252,404	0.36	Option One Mortgage Loan Trust, Floating Rate Note, 2/25/38	247,407
138,101		Residential Asset Securities Corp., 0.7315%, 12/25/34	130,444
			$1,874,822
		Total Banks	$2,019,487
		Diversified Financials - 0.2%
		Diversified Financial Services - 0.0%
121,003		Ellington Loan Acquisition, 1.0625%, 5/27/37	$110,057
		Specialized Finance - 0.2%
84,193	0.51	Aegis Asset Backed Securities, Floating Rate Note, 3/25/12	$72,773
384,066	0.67	Lease Investment Flight Trust, Floating Rate Note, 7/15/31	236,047
384,066	0.63	Lease Investment Flight Trust, Floating Rate Note, 7/15/31	245,802
			$554,622
		Total Diversified Financials	$664,679
		TOTAL ASSET BACKED SECURITIES	$2,684,166
		(Cost $2,688,892)

		COLLATERALIZED MORTGAGE OBLIGATIONS - 0.8%
		Banks - 0.2%
		Thrifts & Mortgage Finance - 0.2%
349,038		Sequoia Mortgage Trust, 0.74969%, 1/20/35	$277,051
289,353	2.74	Wells Fargo Mortgage Backed Securities, Floating Rate Note, 1/25/35	245,466
193,082	2.76	Wells Fargo Mortgage Backed Securities, Floating Rate Note, 6/25/34	180,911
			$703,428
		Total Banks	$703,428
		Diversified Financials - 0.4%
		Diversified Finance Services - 0.4%
300,000		Morgan Stanley Capital, 0.919%, 12/15/20	$264,836
270,262	0.84	Residential Accredit Loans, Inc, Floating Rate Note, 4/25/34	246,670
948,034	4.23	Velocity Commercial Capital, Inc., Floating Rate Note, 8/25/40	796,349
			$1,307,855
		Total Diversified Financials	$1,307,855
		Real Estate - 0.1%
		Mortgage Reit's - 0.1%
131,691		American Home Mortgage Investment Trust, 2.45469%, 6/25/45	$98,569
362,634		American Home Mortgage Investment Trust, 2.465%, 6/25/45	316,622
			$415,191
		Total Real Estate	$415,191
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS	$2,426,474
		(Cost $2,562,651)

		CORPORATE BONDS - 4.6%
		Energy - 0.8%
		Coal & Consumable Fuels - 0.1%
400,000		Murray Energy Corp., 10.25%, 10/15/15	$404,000
		Oil & Gas Drilling - 0.3%
769,230		DDI Holdings AS, Floating Rate Note, 3/15/12 (144A)	$757,692
150,000		Offshore Group Investment, 11.5%, 8/1/15	166,125
			$923,817
		Oil & Gas Equipment & Services - 0.0%
1,500,000		Aker Drilling AS, 9.53%, 2/24/16	$271,772
		Oil & Gas Exploration & Production - 0.3%
498,000		Denbury Resources, Inc., 8.25%, 2/15/20	$566,475
250,000		SandRidge Energy, Inc., Floating Rate Note, 4/1/14	248,740
			$815,215
		Total Energy	$2,414,804
		Materials - 0.8%
		Paper Packaging - 0.6%
1,000,000		Berry Plastics Corp., 5.03906%, 12/15/15	$1,002,500
765,000		Packaging Dynamics Corp., 8.75%, 2/1/16	800,381
			$1,802,881
		Paper Products - 0.2%
225,000		Appleton Papers, Inc., 10.5%, 6/15/15 (144A)	$227,250
250,000		Appleton Papers, Inc., 11.25%, 12/15/15	225,000
			$452,250
		Total Materials	$2,255,131
		Capital Goods - 0.3%
		Building Products - 0.0%
90,000		USG Corp., 9.75%, 8/1/14 (144A)	$95,850
		Construction & Farm Machinery & Heavy Trucks - 0.1%
400,000		Titan International, Inc., 7.875%, 10/1/17	$422,500
		Electrical Components & Equipment - 0.1%
250,000		WireCo WorldGroup, 9.5%, 5/15/17	$251,875
		Total Capital Goods	$770,225
		Transportation - 0.2%
		Airlines - 0.1%
9,981		Continental Airlines, Inc., 7.461%, 4/1/13	$9,834
500,000		Delta Air Lines 2010, 6.75%, 11/23/15	475,000
			$484,834
		Total Transportation	$484,834
		Consumer Durables & Apparel - 0.1%
		Leisure Products - 0.0%
180,000		FGI Operating Co., Inc., 10.25%, 8/1/15	$192,150
		Total Consumer Durables & Apparel	$192,150
		Consumer Services - 0.2%
		Specialized Consumer Services - 0.2%
430,000		Service Corp. International, 7.0%, 5/15/19	$464,400
		Total Consumer Services	$464,400
		Health Care Equipment & Services - 0.6%
		Health Care Equipment - 0.3%
750,000		Charger Merger, Inc., 9.875%, 1/15/19	$780,000
		Health Care Facilities - 0.3%
500,000		Aviv Healthcare Properties LP, 7.75%, 2/15/19	$501,250
500,000		HCA, Inc., 7.875%, 2/15/20	546,875
			$1,048,125
		Total Health Care Equipment & Services	$1,828,125
		Banks - 0.3%
		Diversified Banks - 0.1%
235,000		ABN Amro North American, 6.523%, 12/29/49	$176,250
		Regional Banks - 0.2%
200,000	8.70	PNC Preferred Funding Trust III, Floating Rate Note, 3/29/49	$206,852
450,000		State Street Capital, 8.25%, 1/29/49	451,166
			$658,018
		Total Banks	$834,268
		Diversified Financials - 0.6%
		Diversified Financial Services - 0.4%
250,000		Compass Re, Ltd., 0.0%, 1/8/15	$248,075
250,000		Compass Re, Ltd., 0.0%, 1/8/15	248,050
300,000		Ibis Re II, Ltd., 0.0%, 2/5/15	299,670
250,000		Lodestone Re, Ltd., 0.0%, 1/8/14	245,425
300,000		Queen Street IV Capital, Ltd., 0.0%, 4/9/15	289,980
			$1,331,200
		Multi-Sector Holding - 0.2%
500,000		Constellation Enterprises LLC, 10.625%, 2/1/16	$477,500
		Total Diversified Financials	$1,808,700
		Insurance - 0.2%
		Reinsurance - 0.2%
250,000		Successor X, Ltd., 0.0%, 1/27/15	$249,475
250,000		Successor X, Ltd., 11.251351%, 11/10/15	244,950
250,000	9.43	Successor X, Ltd., Floating Rate Note, 2/25/14	247,450
			$741,875
		Total Insurance	$741,875
		Real Estate - 0.1%
		Specialized Reit's - 0.1%
250,000		Hospitality Properties Trust, 7.875%, 8/15/14	$272,931
		Total Real Estate	$272,931
		Software & Services - 0.1%
		Data Processing & Outsourced Services - 0.1%
250,000		First Data Corp., 8.875%, 8/15/20 (144A)	$266,250
		Total Software & Services	$266,250
		Telecommunication Services - 0.4%
		Alternative Carriers - 0.1%
350,000		PAETEC Holding, 8.875%, 6/30/17 (144A)	$381,938
		Integrated Telecommunication Services - 0.1%
500,000		Cincinnati Bell, Inc., 8.375%, 10/15/20	$512,500
		Wireless Telecommunication Services - 0.1%
365,000		Cricket Communications, Inc., 7.75%, 5/15/16	$386,900
		Total Telecommunication Services	$1,281,338
		Utilities - 0.1%
		Gas Utilities - 0.1%
250,000		Ferrellgas LP, 6.5%, 5/1/21	$216,250
		Total Utilities	$216,250
		TOTAL CORPORATE BONDS	$13,831,281
		(Cost $13,552,932)

		SENIOR FLOATING RATE LOAN INTERESTS - 92.6%
		Energy - 2.5%
		Coal & Consumable Fuels - 0.1%
250,000	11.30	Bumi Resources Tbk PT, Term Loan, 8/15/13	$250,000
		Integrated Oil & Gas - 0.6%
1,830,897	4.50	Glenn Pool Oil & Gas Trust, Term Loan, 6/1/16	$1,826,320
		Oil & Gas Equipment & Services - 1.2%
1,257,853	2.77	Fenwal, Inc., Initial 1st Lien Term Loan, 2/22/14	$1,220,117
215,695	2.77	Fenwal, Inc., Delayed Draw 1st Lien Term Loan, 2/28/14	209,224
2,240,158	6.25	Frac Tech Services LLC, Term Loan, 4/19/16	2,238,157
172,759	8.50	Hudson Products Holdings, Inc., Term Loan, 8/24/15	148,572
			$3,816,070
		Oil & Gas Refining & Marketing - 0.5%
1,622,186	4.25	Pilot Travel Centers LLC, Initial Tranche B Term Loan, 3/7/18	$1,630,297
		Total Energy	$7,522,687
		Materials - 11.3%
		Aluminum - 0.5%
71,520	2.02	Noranda Aluminum, Inc., Term B Loan, 5/18/14	$71,162
1,485,000	3.75	Novelis, Inc., Term Loan, 3/11/17	1,483,329
			$1,554,491
		Commodity Chemicals - 1.6%
2,972,487	6.00	CPG International I, Inc., Term Loan, 1/26/17	$2,764,413
1,976,425	6.75	Houghton International, Inc., Term B1 Loan, 1/11/16	1,983,837
			$4,748,250
		Construction Materials - 0.2%
750,000	0.00	Summit Materials LLC, Term Loan, 1/12/19	$750,626
		Diversified Chemical - 1.9%
121,037	3.33	Celanese US Holdings LLC, Dollar Term C Loan, 10/31/16	$122,060
600,868	5.00	General Chemical Holding Co., New Tranche B Term Loan, 3/9/18	601,368
429,395	7.50	Ineos Group Holdings Plc, Term B1 Facility Loan, 12/16/13	590,470
472,186	8.00	Ineos Group Holdings Plc, Term C1 Facility Loan, 12/16/14	649,313
251,335	7.50	Ineos U.S. Finance Corp., Senior Credit Facility Term B2 Loan, 12/16/13	260,603
278,237	8.00	Ineos U.S. Finance Corp., Senior Credit Facility Term C2 Loan, 12/16/14	288,497
987,013	4.23	Momentive Performance Materials, Inc., Tranche B2B Term Loan, 5/5/15	1,239,705
195,956	3.50	Solutia, Inc., Term 1 Loan, 8/16/17	196,544
1,658,250	5.00	Univar, Inc., Term B Loan, 2/14/17	1,642,082
			$5,590,642
		Diversified Metals & Mining - 0.6%
601,975	4.00	Suncoke Energy, Inc., Tranche B Term Loan, 7/21/18	$600,470
1,185,563	4.00	Walter Energy, Inc., Term B Loan, 2/3/18	1,182,387
			$1,782,857
		Metal & Glass Containers - 0.4%
1,057,226	4.50	BWAY Holding Co., Replacement Term B Loan, 2/9/18	$1,055,464
97,458	4.50	ICL Industrial Containers, Replacement Term C Loan, 2/9/18	97,295
			$1,152,759
		Paper Packaging - 0.5%
257,118	3.14	Graphic Packaging International, Inc., Incremental Term Loan, 5/16/14	$257,982
1,086,250	4.75	Sealed Air Corp., Term B Advance, 5/31/18	1,100,507
			$1,358,489
		Paper Products - 1.0%
2,049,700	6.50	Exopack Holding Corp., Term Loan B, 5/6/17	$2,036,889
933,093	4.75	Ranpak Corp., USD Term Loan (First Lien), 3/28/17	935,426
			$2,972,315
		Precious Metals & Minerals - 0.8%
2,243,750	5.25	Fairmount Minerals, Ltd., Tranche B Term Loan, 3/1/17	$2,255,320
		Specialty Chemicals - 3.3%
1,869,308	3.75	Ashland, Inc., Term B Loan, 5/31/18	$1,878,725
1,750,000	5.50	Chemtura Corp., Term Facility Loan, 8/11/16	1,767,500
1,995,000	5.75	Harko C.V., Term B Dollar Loan, 7/5/17	2,003,728
886,358	2.90	Huntsman International LLC, Extended Term B Loan, 4/19/17	875,722
498,750	6.75	Norit NV, USD Term Loan, 6/21/17	501,867
1,586,481	5.75	Omnova Solutions, Inc., Extended Loan, 4/12/17	1,570,616
635,000	5.00	PolyOne Corp., Term Loan, 9/30/17	638,096
475,000	0.00	Taminco Group NV, Dollar Term Loan, 12/16/18	477,769
			$9,714,023
		Steel - 0.7%
1,985,000	4.75	JMC Steel Group, L+3.25%, 2/15/17	$1,989,714
		Total Materials	$33,869,486
		Capital Goods - 10.3%
		Aerospace & Defense - 5.3%
2,038,846	7.75	API Technologies Corp., Term Loan, 6/1/16	$1,896,126
1,026,165	5.56	DAE Aviation Holdings, Tranche B-1 Loan, 7/31/14	1,008,208
750,000	5.75	DigitalGlobe, Inc., Term Loan, 9/21/18	746,250
1,281,098	6.25	DynCorp International, Term Loan, 7/7/16	1,277,896
382,920	3.83	Hunter Defense Technologies, Inc., Term Loan, 8/22/14	348,840
1,455,126	6.83	Hunter Defense Technologies, Inc., Series 1 New Term Loan, 8/22/14	1,338,715
1,756,560	9.25	IAP Worldwide Services, Inc., 1st Lien Term Loan, 12/20/12	1,659,949
1,500,000	3.83	Sequa Corp., Term Loan, 12/3/14	1,482,656
1,980,000	4.50	SI Organization, Inc., New Tranche B Term Loan, 11/22/16	1,908,720
995,000	7.00	Sotera Defense Solutions Systems, Inc., Term B Loan, 4/22/17	992,513
192,487	3.54	Spirit Aerosystems, Inc., Term B2 Loan, 10/7/16	193,049
980,857	5.56	Standard Aero, Ltd., Tranche B-2 Loan, 7/31/14	963,692
2,185,123	4.50	Tasc, Inc., New Tranche B Term Loan, 4/25/15	2,198,250
			$16,014,864
		Building Products - 1.3%
595,500	4.00	Armstrong World Industries, Inc.,Term B Loan, 3/8/18	$596,151
1,557,360	5.75	Custom Building Products, Inc., Term Loan, 3/19/15	1,559,306
1,303,167	5.75	Goodman Global Group, Inc., Initial 1st Lien Term Loan, 10/6/16	1,310,492
500,000	7.00	Unifrax Corp., Dollar Term Loan, 10/27/18	505,204
			$3,971,153
		Construction & Farm Machinery & Heavy Trucks - 0.8%
1,232,550	4.25	Manitowoc Co., Inc., Term B Loan, 10/11/17	$1,229,982
1,142,138	5.50	Terex Corp., U.S. Term Loan, 4/28/17	1,150,466
			$2,380,448
		Electrical Component & Equipment - 0.7%
693,000	5.00	Pelican Products, Inc., Term Loan, 2/24/17	$690,401
1,443,059	5.75	Scotsman Industries, Inc., Term Loan, 4/30/16	1,444,863
			$2,135,264
		Industrial Conglomerates - 0.4%
1,124,350	6.25	Pro Mach, Inc., Term Loan, 7/6/17	$1,096,241
		Industrial Machinery - 1.7%
1,711,706	6.25	Alliance Laundry Holdings, Inc., Initial Term Loan, 9/10/16	$1,718,125
1,000,000	4.50	Colfax Corp., Term B Facility, 9/12/18	1,005,000
497,500	4.25	Trimas Corp., Tranche B Term Loan, 5/27/17	496,878
1,814,367	5.50	Xerium Technologies, Inc., Initial U.S. Term Loan, 5/4/17	1,798,491
			$5,018,494
		Total Capital Goods	$30,616,464
		Commercial Services & Supplies - 4.9%
		Commercial Printing - 0.6%
1,877,086	6.25	Cenveo Corp., Term B Facility, 12/15/16	$1,879,432
		Diversified Support Services - 1.3%
1,394,463	5.00	Allied Security Holdings, 1st Lien Term Loan, 2/3/17	$1,396,206
707,270	5.75	infoGROUP, Inc., Term B Loan, 5/10/18	667,928
820,875	5.00	KAR Auction Services, Inc., Term Loan, 4/26/17	820,526
953,952	6.25	Language Line Services Holdings, Inc., Tranche B Term Loan, 5/30/16	957,530
			$3,842,190
		Environmental & Facilities Services - 1.2%
850,595	7.75	Aquilex Holdings LLC, Term Loan, 4/1/16	$806,648
1,409,009	7.25	Brickman Group Holdings, Inc., Tranche B Term Loan, 9/21/16	1,420,457
214,800	2.30	Synagro Technologies, Inc., Term Loan, 4/2/14	191,709
1,310,100	4.75	Waste Industries USA, Term B Loan, 2/23/17	1,310,100
			$3,728,914
		Office Services & Supplies - 0.5%
1,381,614	3.79	CDW LLC, Non-Extended Term Loan, 10/10/14	$1,369,525
		Research & Consulting Services - 0.5%
1,590,643	5.75	Wyle Services Corp., 1st Lien Term Loan, 3/31/17	$1,564,795
		Security & Alarm Services - 0.8%
2,237,974	6.00	Protection One, Inc., Term Loan, 6/4/16	$2,250,164
		Total Commercial Services & Supplies	$14,635,020
		Transportation - 2.8%
		Air Freight & Couriers - 0.6%
731,882	5.58	CEVA Group Plc, Dollar Tranche B Pre-Funded Term Loan, 8/31/16	$684,309
301,545	5.55	CEVA Group Plc, EGL Tranche B Term Loan, 8/31/16	282,133
1,033,502	5.55	CEVA Group Plc, U.S. Tranche B Term Loan, 8/31/16	966,324
			$1,932,766
		Airlines - 1.4%
1,240,625	5.75	Allegiant Travel Co., Term Loan, 2/17/17	$1,228,219
322,563	4.25	Delta Air Lines, Inc., Term Loan, 2/22/16	304,015
1,791,000	5.50	Delta Air Lines, Inc., Term Loan, 3/29/17	1,749,583
985,449	2.31	United Air Lines, Inc., Tranche B Loan, 2/1/14	963,276
			$4,245,093
		Trucking - 0.7%
2,053,221	6.00	Swift Transportation Co. LLC, Term Loan, 11/22/16	$2,068,338
		Total Transportation	$8,246,197
		Automobiles & Components - 4.0%
		Auto Parts & Equipment - 3.2%
886,255	2.79	Allison Transmission, Term Loan, 8/7/14	$878,389
976,421	3.50	Delphi Automotive LLP, Tranche B Term Loan, 3/31/17	977,642
465,104	2.22	Federal Mogul Corp., Tranche B Term Loan, 12/28/15	445,628
911,605	2.23	Federal Mogul Corp., Tranche C Term Loan, 12/29/14	873,431
2,205,141	7.00	HHI Holdings LLC, Term Loan, 3/9/17	2,199,628
1,935,374	5.25	Metaldyne Corp., Term Loan, 5/2/17	1,938,794
638,556	4.25	Pinafore LLC, Term B-1 Loan, 9/21/16	639,071
940,500	6.25	Remy International, Inc., Term B Facility Loan, 12/17/16	940,500
496,250	4.77	Tenneco, Inc., Tranche B Term Loan, 6/3/16	497,801
282,150	5.50	UCI International, Inc., Term Loan, 7/4/17	283,208
			$9,674,092
		Automobile Manufacturers - 0.7%
2,283,500	6.00	Chrysler Group LLC, Tranche B Term Loan, 4/28/17	$2,241,073
		Tires & Rubber - 0.1%
175,000	1.78	Goodyear Tire & Rubber Co., 2nd Lien Term Loan, 4/30/14	$171,172
		Total Automobiles & Components	$12,086,337
		Consumer Durables & Apparel - 1.4%
		Housewares & Specialties - 1.1%
950,000	0.00	Prestige Brands, Inc., Term B Loan, 1/31/19	$935,750
1,963,643	6.50	Reynolds Group Holdings, Inc., Tranche B Term Loan, 2/9/18	1,975,075
461,497	2.27	Yankee Candle Co., Inc., Term Loan, 2/6/14	460,574
			$3,371,399
		Leisure Products - 0.3%
989,140	2.35	SABRE, Inc., Initial Term Loan, 9/30/14	$886,764
		Total Consumer Durables & Apparel	$4,258,163
		Consumer Services - 5.0%
		Casinos & Gaming - 2.1%
496,250	4.00	Ameristar Casinos, Inc., Term B Loan, 4/16/18	$498,846
1,000,000	6.00	Boyd Gaming Corp., Increased Term Loan, 12/17/15	999,822
1,550,000	3.28	Caesars Entertainment Operating Co., Term B-1 Loan, 1/28/15	1,398,419
122,500	9.50	Caesars Entertainment Operating Co., Term B-4 Loan, 10/31/16	125,038
987,469	2.93	Las Vegas Sands, Delayed Draw II Term Loan, 11/23/16	960,725
995,000	3.75	Penn National Gaming, Inc., Term B Facility, 6/29/18	999,705
1,388,397	3.29	Scientific Games Corp., Tranche B-1 Term Loan, 6/30/15	1,367,578
			$6,350,133
		Education Services - 0.8%
891,003	7.10	Ascend Learning LLC, 1st Lien Term Loan, 11/8/16	$879,170
1,554,057	4.27	Bright Horizons Family Solutions, Inc., Tranche B Term Loan, 5/28/15	1,550,172
			$2,429,342
		Hotels, Resorts & Cruise Lines - 0.1%
64,044	5.08	Travelport LLC, Tranche S Term Loan, 8/23/15	$54,213
306,507	5.08	Travelport LLC, Extended Tranche B Dollar Term Loan, 8/23/15	259,459
			$313,672
		Leisure Facilities - 0.5%
734,809	4.00	Cedar Fair LP, U.S. Term-1 Loan, 12/15/17	$737,635
700,000	4.25	Six Flags Entertainment Corp., Tranche B Term Loan, 11/23/18	699,961
			$1,437,596
		Restaurants - 1.5%
1,235,175	4.50	Burger King Holdings, Inc., Tranche B Term Loan, 10/30/16	$1,233,852
1,212,934	4.25	DineEquity, Inc., Term B1 Loan, 10/31/17	1,212,934
1,100,000	6.75	NPC International, Inc., Term Loan, 11/7/18	1,109,625
701,814	5.00	Wendy's/Arby's Group, Inc., Term Loan, 5/19/17	704,446
			$4,260,857
		Total Consumer Services	$14,791,600
		Media - 6.5%
		Advertising - 1.0%
1,485,000	5.25	Advantage Sales & Marketing LLC, 1st Lien Term Loan, 11/29/17	$1,477,872
1,471,240	5.00	Affinion Group, Inc.,Tranche B Term Loan, 10/9/16	1,336,989
276,502	4.00	Lamar Media Corp. L+2.75%, 10/1/16	277,504
			$3,092,365
		Broadcasting - 1.4%
992,000	6.27	Entercom Communications Corp., Term B Loan, 11/7/18	$994,728
995,000	5.25	Hubbard Broadcasting, Inc., 1st Lien Term Loan, 3/24/17	1,001,219
251,111	2.05	Insight Media Holdings, Term B Loan, 4/7/14	250,443
232,550	0.00	Sinclair Broadcast Group, Inc., Freedom Incremental Tranche B Term Loan, 10/29/16	233,649
217,450	4.00	Sinclair Broadcast Group, Inc., New Tranche B Term Loan, 10/29/16	216,770
248,125	4.25	TWCC Holding Corp., Term Loan, 1/24/17	248,707
1,207,255	4.52	Univision Communications, Inc., Extended 1st Lien Term Loan, 3/29/17	1,138,592
			$4,084,108
		Cable & Satellite - 1.4%
1,202,623	2.30	Cequel Communications LLC, Term Loan, 11/5/13	$1,199,380
62,527	2.27	Charter Communications, Inc., Term B1 Loan, 3/5/14	62,317
725,000	0.00	Kabel Deutschland Vertrieb und Service GmbH, Facility Term Loan, 2/1/19	726,269
990,000	4.00	Knology, Inc., Term B Loan, 8/18/17	980,512
492,500	4.50	MCC Georgia LLC, Tranche F Term Loan, 10/20/17	491,884
485,654	2.78	WideOpenWest LLC, 1st Lien Term Loan, 6/30/14	465,014
97,891	6.80	WideOpenWest LLC, Series A New Term Loan, 6/18/14	96,504
			$4,021,880
		Movies & Entertainment - 1.3%
288,491	3.52	AMC Entertainment, Inc., Term B2 Extending Loan, 12/15/16	$284,885
1,218,868	5.50	Carmike Cinemas, Inc., Initial Term Loan, 1/27/16	1,225,978
959,265	5.25	Cinedigm Digital Funding, Term Loan, 4/29/16	949,672
982,500	4.50	Live Nation Entertainment, Term B Loan, 10/20/16	982,009
418,225	6.50	LodgeNet Interactive Corp., Closing Date Term Loan, 4/4/14	384,070
			$3,826,614
		Publishing - 1.4%
1,773,017	2.52	Cengage Learning Acquistions, Term Loan, 7/4/14	$1,574,503
2,316,247	4.50	Interactive Data Corp., Term B Loan, 1/31/18	2,315,799
1,005,510	9.00	RH Donnelley, Inc., Term Loan, 10/24/14	378,882
			$4,269,184
		Total Media	$19,294,151
		Retailing - 2.0%
		Apparel Retail - 1.0%
1,985,000	4.75	J. Crew Group, Inc., Term Loan, 11/23/17	$1,920,901
1,000,000	5.75	Lord & Taylor LLC, Term Loan, 12/2/18	1,003,333
			$2,924,234
		Automotive Retail - 0.3%
847,875	7.50	Stackpole International, Term Loan, 7/8/17	$860,593
		Computer & Electronics Retail - 0.4%
1,308,425	11.00	Targus Group International, Term Loan, 5/12/16	$1,262,630
		Home Improvement Retail - 0.3%
1,053,494	5.00	Hillman Group, Inc., Term Loan, 5/31/16	$1,045,593
		Total Retailing	$6,093,050
		Food & Drug Retailing - 1.6%
		Drug Retail - 0.6%
1,836,922	4.50	Rite Aid Corp., Tranche 5 Term Loan, 2/17/18	$1,804,775
		Food Distributors - 0.7%
1,914,000	5.00	Windsor Quality Food Co., Ltd., Tranche B Term Loan, 1/11/17	$1,885,290
		Food Retail - 0.3%
991,176	2.87	Pinnacle Foods Group, Inc., Term Loan, 4/2/14	$985,188
		Total Food & Drug Retailing	$4,675,253
		Food, Beverage & Tobacco - 1.4%
		Agricultural Products - 0.4%
1,389,500	5.50	American Rock Salt Co., LLC, Term Loan, 4/1/17	$1,386,026
		Distillers & Vintners - 0.1%
88,949	3.06	Constellation Brands, Inc., Extending Tranche B Term Loan, 6/5/15	$89,728
180,304	2.01	Constellation Brands, Inc., Non-Extending Tranche B Term Loan, 6/5/13	180,794
			$270,522
		Packaged Foods & Meats - 0.9%
500,000	4.50	B&G Foods, Inc., Tranche B Term Loan, 10/28/18	$502,656
287,909	2.08	Dean Foods Co., Tranche B Term Loan, 4/2/14	280,981
955,200	4.50	Del Monte Foods Co., Initial Term Loan, 2/3/18	934,902
872,112	4.25	Michael Foods, Inc., Term B Facility Loan, 2/14/18	873,384
			$2,591,923
		Total Food, Beverage & Tobacco	$4,248,471
		Household & Personal Products - 1.1%
		Household Products - 0.3%
285,562	5.00	Spectrum Brands Holdings, Inc., New Term Loan, 6/16/16	$286,455
550,513	4.76	SRAM Corp., 1st Lien Term Loan, 5/12/18	553,816
			$840,271
		Personal Products - 0.8%
1,076,786	4.25	NBTY, Inc., Term B1 Loan, 10/1/17	$1,077,683
1,492,550	4.75	Revlon, Inc., Term B Loan, 11/19/17	1,491,608
			$2,569,291
		Total Household & Personal Products	$3,409,562
		Health Care Equipment & Services - 11.6%
		Health Care Equipment - 0.8%
352,152	3.50	Fresenius SE & Co., Tranche D2 Term Loan, 9/10/14	$352,812
265,000	7.00	Kinetic Concepts, Inc., Dollar Term B1 Loan, 1/12/18	269,212
1,940,052	5.00	Onex CareStream Finance LP, Term Loan, 2/8/17	1,833,754
			$2,455,778
		Health Care Facilities - 2.7%
840,050	6.50	Ardent Medical Services, Term Loan, 9/15/15	$843,200
50,280	2.52	CHS/Community Health, Non-Extending Delayed Draw Term Loan, 7/25/14	49,735
979,187	2.76	CHS/Community Health, Non-Extending Term Loan, 7/25/14	968,579
1,450,619	3.83	HCA Holdings, Inc., Tranche B2 Term Loan, 3/17/17	1,420,800
83,654	3.52	HCA Holdings, Inc., Tranche B3 Term Loan, 5/1/18	81,918
1,091,750	5.00	IASIS Healthcare LLC, Term B Loan, 4/18/18	1,082,652
1,766,125	5.25	Kindred Healthcare, Inc., Term Loan, 2/7/18	1,708,726
919,128	5.50	Select Medical Holdings Corp., Tranche B Term Loan, 4/25/18	890,788
53,417	2.27	United Surgical Partners International, Delayed Draw Term Loan, 4/19/14	52,638
278,121	2.27	United Surgical Partners International, Tranche B Term Loan, 4/21/14	274,065
785,671	3.75	Universal Health Services, Inc., Tranche B Term Loan, 11/30/16	785,508
			$8,158,609
		Health Care Services - 5.7%
853,021	6.50	AccentCare, Inc., Term Loan, 12/22/16	$784,779
1,154,348	7.25	Alliance HealthCare Services, Initial Term Loan, 6/1/16	1,015,826
488,056	4.50	Butler Animal Health Supply, Tranche B Term Loan, 12/31/15	483,175
1,275,142	2.52	Catalent Pharma Solutions, Inc., Non-Extending Dollar Term Loan, 4/10/14	1,257,609
992,500	5.25	Emergency Medical Services Corp., Initial Term Loan, 4/5/18	992,035
1,834,445	4.75	Gentiva Health Services, Inc., Term B1 Loan, 2/22/16	1,694,569
1,671,864	6.50	inVentiv Health, Inc., Consolidated Term Loan, 8/4/16	1,620,663
543,947	8.50	NAMM Holdings, Inc., Term Loan, 4/1/14	541,908
1,751,763	7.00	National Mentor Holdings, Inc., Tranche B Term Loan, 1/18/17	1,701,399
297,030	0.75	National Surgical Hospitals, Inc., Delayed Draw Term Loan, 1/4/17	282,178
1,690,230	8.25	National Surgical Hospitals, Inc., Initial Term Loan, 1/4/17	1,605,718
566,945	7.25	Prime Healthcare Services, Term B Loan, 4/28/15	547,101
1,044,750	5.75	Rural/Metro Corp., 1st Lien Term Loan, 3/28/18	1,029,950
1,574,931	8.75	Sun HealthCare Group L+5.75%, 10/18/16	1,397,751
992,500	6.50	Surgery Center Holdings, Inc., Term Loan, 9/20/16	913,100
1,237,500	7.75	Virtual Radiologic Corp., Term A Loan, 11/3/16	1,175,625
			$17,043,386
		Health Care Supplies - 0.4%
1,052,363	4.50	Alere, Inc., Term B Loan, 6/15/17	$1,043,154
37,779	3.52	Bausch & Lomb, Inc., Delayed Draw Term Loan, 4/24/15	37,702
154,811	3.76	Bausch & Lomb, Inc., Parent Term Loan, 4/24/15	154,496
			$1,235,352
		Health Care Technology - 1.7%
1,485,000	5.75	Convatec, Inc., Dollar Term Loan, 12/1/16	$1,479,060
989,777	4.50	IMS Health, Inc., Tranche B Dollar Term Loan, 8/31/17	993,802
1,822,520	5.25	MedAssets, Inc., Term Loan, 11/15/16	1,828,974
114,796	6.25	Physician Oncology Services LP, Delayed Draw Term Loan, 1/31/17	109,630
944,911	6.25	Physician Oncology Services LP, Effective Date Term Loan, 2/10/17	902,390
			$5,313,856
		Managed Health Care - 0.2%
543,947	8.50	MMM Holdings, Inc., Term Loan, 4/14/15	$541,908
		Total Health Care Equipment & Services	$34,748,889
		Pharmaceuticals & Biotechnology - 3.1%
		Biotechnology - 2.3%
1,891,644	5.50	Aptalis Pharma, Inc., Term Loan, 1/25/17	$1,870,363
689,203	3.50	Fresenius Kabi Pharmaceuticals Holding, Inc., Tranche D1 Dollar Term Loan, 9/10/14	690,932
401,099	6.50	Generic Drug Holding, Inc., Closing Date Term Loan, 4/7/16	397,589
55,151	6.50	Generic Drug Holding, Inc., Delayed Draw Term Loan, 4/8/16	54,669
2,512,375	6.00	Grifols, Inc., U.S. Tranche B Term Loan, 6/4/16	2,528,241
974,291	6.75	HGI Holdings, Inc., Initial Term Loan, 7/27/16	970,333
226,857	4.25	Warner Chilcott Corp., Term B1 Loan, 3/3/18	227,181
113,429	4.25	Warner Chilcott Corp., Term B2 Loan, 3/3/18	113,591
155,964	4.25	WC Luxco S.A.R.L., Term B3 Loan, 3/3/18	156,187
			$7,009,086
		Pharmaceuticals - 0.8%
1,578,164	2.52	Key Safety, 1st Lien Term Loan, 3/8/14	$1,522,929
845,750	6.50	Medpace, Inc., Term B Loan, 5/20/17	807,691
			$2,330,620
		Total Pharmaceuticals & Biotechnology	$9,339,706
		Diversified Financials - 4.1%
		Consumer Finance - 0.2%
500,000	5.50	SpringLeaf Financial Funding Co., Initial Term Loan, 4/28/17	$467,292
		Diversified Financial Services - 2.5%
996,886	5.00	BNY ConvergEx Group LLC, 1st Lien Term Loan, 12/16/16	$968,848
438,934	5.00	BNY ConvergEx Group LLC, 1st Lien Term Loan, 12/16/16	426,589
221,684	8.75	BNY ConvergEx Group LLC, 2nd Lien Term Loan, 11/29/17	215,865
528,316	8.75	BNY ConvergEx Group LLC, 2nd Lien Term Loan, 12/16/17	514,448
1,240,625	5.00	Kasima LLC, Incremental Term Loan, 3/25/17	1,240,625
1,091,750	5.00	Nexeo Solutions LLC, Initial Term Loan, 8/25/17	1,079,468
1,000,000	7.50	Preferred Proppants LLC, Term B Loan, 12/15/16	976,250
1,770,000	5.25	Ship Luxco 3, Facility B2A Term Loan, 8/6/17	1,764,469
1,295,007	5.81	Vertrue, Inc., 1st Lien Term Loan, 8/18/14	375,552
			$7,562,114
		Investment Banking & Brokerage - 0.0%
95,387	5.25	LPL Holdings, Inc., Term Loan, 6/28/17	$95,864
		Multi-Sector Holding - 0.3%
935,923	4.75	Fox Acquisition Sub LLC, Replacement Term Loan, 7/7/15	$933,771
		Specialized Finance - 1.0%
750,000	7.00	Hoffmaster Group, Inc., 1st Lien Term Loan, 11/28/17	$750,469
770,324	3.75	MSCI, Inc., Term B1 Loan, 3/14/17	771,929
1,575,540	8.00	NCO Group, Inc., Term B Advance Loan, 5/15/13	1,570,627
			$3,093,025
		Total Diversified Financials	$12,152,066
		Insurance - 1.6%
		Insurance Brokers - 0.8%
232,993	3.58	Alliant Holdings I, Inc., Term Loan, 8/21/14	$231,536
974,457	6.75	Alliant Holdings I, Inc., Tranche D Incremental Term Loan, 8/21/14	986,637
97,750	6.75	HUB International Holdings, Inc., Additional Term Loan, 6/13/14	98,239
87,694	3.08	HUB International Holdings, Inc., Delayed Draw Term Loan, 6/13/14	85,685
390,114	3.08	HUB International Holdings, Inc., Initial Term Loan, 6/13/14	381,174
672,898	2.77	USI Holdings Corp., Tranche B Term Loan, 5/5/14	656,524
			$2,439,795
		Life & Health Insurance - 0.6%
1,806,097	6.25	CNO Financial Group, Inc., Term B1 Loan, 9/30/16	$1,815,128
		Multi-Line Insurance - 0.2%
484,981	4.83	AmWINS Group, Inc., Initial Term Loan, 6/8/13	$475,888
		Total Insurance	$4,730,811
		Real Estate - 1.0%
		Real Estate Development - 0.3%
1,091,761	8.25	Ozburn-Hessey Logistics, 1st Lien Term Loan, 4/7/16	$966,209
		Real Estate Services - 0.6%
995,000	3.52	CB Richard Ellis Group, Inc., Tranche C Incremental Term Loan, 2/17/18	$986,294
995,000	3.80	CB Richard Ellis Group, Inc., Tranche D Incremental Term Loan, 8/17/19	986,294
			$1,972,588
		Total Real Estate	$2,938,797
		Software & Services - 5.6%
		Application Software - 2.8%
1,922,207	6.50	Allen Systems Group, Inc., Term B Loan, 11/22/15	$1,922,207
1,081,825	4.00	Nds Group Plc, Tranche B Term Loan, 3/12/18	1,077,755
1,073,412	3.27	Nuance Communications, Inc., Term C Loan, 3/31/16	1,076,096
372,642	4.54	Serena Software, Inc., Extended Term Loan, 3/10/16	365,189
1,741,250	4.50	Verint Systems, Inc., Term Loan, 10/6/17	1,738,529
1,708,003	5.25	Vertafore, Inc., 1st Lien Term Loan, 7/31/16	1,690,923
497,500	5.50	Wall Street Systems, 1st Lien Term Loan, 5/4/17	495,013
			$8,365,712
		Data Processing & Outsourced Services - 2.0%
990,000	5.50	CCC Information Services Group, Inc., Information Services Group, 11/29/15	$993,465
1,071,429	4.25	Fidelity National Information Services, Inc., Term B Loan, 7/18/16	1,079,009
887,680	4.28	First Data Corp., Dollar Term Loan, 3/24/18	781,529
94,467	3.03	First Data Corp., Non-Extending Term B2 Loan, 9/24/14	89,685
828,571	7.00	Global Cash Access Holdings, Inc., Term Loan, 2/1/16	831,679
1,022,438	5.00	NeuStar, Inc., Term Advance Loan, 10/11/18	1,030,745
841,516	4.50	Vantiv LLC, 1st Lien Term B1 Loan, 11/3/16	843,620
400,000	4.25	VeriFone Systems, Inc., Term B Loan, 11/14/18	401,323
			$6,051,055
		IT Consulting & Other Services - 0.1%
336,049	2.04	Sungard Data Systems, Inc., Tranche A U.S. Term Loan, 2/28/14	$332,689
		Systems Software - 0.6%
810,229	3.75	Reynolds & Reynolds Co., Tranche B Term Loan, 3/9/18	$813,469
1,017,313	4.00	Rovi Corp., Tranche B Term Loan, 1/19/18	1,021,127
			$1,834,596
		Total Software & Services	$16,584,052
		Technology Hardware & Equipment - 2.0%
		Communications Equipment - 0.8%
1,985,000	5.00	CommScope, Inc., Term Loan, 1/3/18	$1,989,963
263,013	5.25	TowerCo LLC, Term Loan, 1/20/17	264,656
			$2,254,619
		Electronic Components - 1.0%
495,000	5.00	CPI International, Inc., Term B Loan, 11/24/17	$485,100
70,664	2.52	Flextronics Semiconductor, A-1-A Delayed Draw Term Loan, 10/1/14	69,383
8,886	2.50	Flextronics Semiconductor, A-1-B Delayed Draw Term Loan, 10/1/14	8,725
53,230	2.52	Flextronics Semiconductor, A-2 Delayed Draw Term Loan, 10/1/14	52,266
344,862	2.55	Flextronics Semiconductor, A-3 Delayed Draw Term Loan, 10/1/14	338,611
343,865	2.54	Flextronics Semiconductor, Closing Date Term Loan, 10/1/14	339,137
408,706	2.89	Generac Acquisition Corp., 1st Lien Term Loan, 11/10/13	407,085
1,487,482	5.00	Scitor Corp., Term Loan, 1/21/17	1,423,024
			$3,123,331
		Technology Distributors - 0.2%
666,563	4.75	Excelitas Technologies Corp., New Term B Loan, 11/29/16	$644,899
		Total Technology Hardware & Equipment	$6,022,849
		Semiconductors - 2.2%
		Semiconductor Equipment - 1.7%
1,293,500	4.25	Aeroflex, Inc., Tranche B Term Loan, 4/25/18	$1,259,546
2,356,459	4.55	Freescale Semiconductor, Inc., Tranche B1 Term Loan, 12/1/16	2,312,644
1,393,000	4.00	Sensata Technologies BV, Term Loan, 4/29/18	1,394,908
			$4,967,098
		Semiconductors - 0.5%
1,587,015	5.75	Microsemi Corp., Term Loan, 2/2/18	$1,598,918
		Total Semiconductors	$6,566,016
		Telecommunication Services - 3.4%
		Integrated Telecommunication Services - 1.0%
922,512	3.27	Telesat Canada, Inc., U.S. Term I Loan, 10/31/14	$921,689
79,244	3.27	Telesat Canada, Inc., U.S. Term II Loan, 10/31/14	79,173
337,972	2.09	West Corp., Term B2 Loan, 10/24/13	337,424
1,263,468	4.64	West Corp., Term B4 Loan, 7/15/16	1,267,575
354,887	4.53	West Corp., Term B5 Loan, 7/15/16	355,885
291,017	3.26	Windstream Corp., Tranche B2 Term Loan, 12/17/15	290,944
			$3,252,690
		Wireless Telecommunication Services - 2.3%
1,865,625	4.50	Cellular South, Inc., Term Loan, 6/16/17	$1,872,621
600,000	0.00	Crown Castle International Corp., Tranche B Term Loan, 1/10/19	600,699
992,500	5.25	Intelsat Jackson Holdings SA, Tranche B Term Loan, 4/3/18	995,912
1,255,928	4.13	MetroPCS, Inc.,Tranche B2 Term Loan, 11/3/16	1,247,556
297,748	4.06	MetroPCS, Inc.,Tranche B3 Term Loan, 3/17/18	296,135
1,980,000	5.25	Syniverse Holdings, Inc., Term Loan, 12/22/17	1,988,972
			$7,001,895
		Total Telecommunication Services	$10,254,585
		Utilities - 3.2%
		Electric Utilities - 1.4%
1,421,392	5.75	Equipower Resources Corp., Term B Facility Loan, 1/26/18	$1,346,769
1,362,273	8.03	Race Point Power, Term Loan, 1/11/18	1,363,124
2,528,934	4.80	Texas Competitive Electric Holdings Co. LLC, Term Loan, 10/10/17	1,570,311
			$4,280,204
		Independent Power Producer & Energy Traders - 1.1%
1,672,363	4.25	AES Corp., Initial Term Loan, 5/17/18	$1,675,707
1,439,125	4.50	Calpine Corp., Term Loan, 3/1/18	1,430,234
91,980	2.58	Mach Gen LLC, Synthetic 1st Lien Term Loan, 2/22/13	85,657
			$3,191,598
		Multi-Utilities - 0.7%
1,985,000	4.75	Sensus USA, Inc., 1st Lien Term Loan, 4/13/17	$1,981,278
		Total Utilities	$9,453,080
		TOTAL SENIOR FLOATING RATE LOAN INTERESTS	$276,537,292
		(Cost $280,473,274)
		TOTAL INVESTMENT IN SECURITIES - 99.3%	$296,624,450
		(Cost $300,455,582)(a)
		OTHER ASSETS AND LIABILITIES - 0.7%	$2,055,619
		TOTAL NET ASSETS - 100.0%	$298,680,069

(144A)
Security is exempt from registration under Rule (144A) of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At January 31, 2012, the value of these securities amounted to $1,728,980 or 0.6% of total net assets.

**
Senior floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium.  These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the certificate of deposit  or (iv) other base lending rates used by commercial lenders.  The rate shown is the coupon rate at period end.

(a)		At January 31, 2012, the net unrealized loss on investments based on cost for federal income tax purposes of $300,540,134 was as follows:

		Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost	$ 3,535,635

		Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value	(7,451,319)

		Net unrealized loss	$ (3,915,684)

(b)		Debt obligation with a variable interest rate. Rate shown is rate at end of period.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (Including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (Including the Fund's own assumptions in determining fair value of investments)

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) are categorized as Level 3.
See Notes to Financial Statements - Note 1A.

The following is a summary of the inputs used as of January 31, 2012, in valuing the Fund’s assets:

	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$-	$2,684,166	$-	$2,684,166
Collateralized Mortgage Obligations	-	2,426,474	-	2,426,474
Corporate Bonds	-	13,831,281	-	13,831,281
Convertible Corporate Bonds	-	888,750	-	888,750
Municipal Bonds	-	-	-	-
Senior Floating Rate Loan Interests	-	276,537,292	-	276,537,292
Common Stocks	168	138,129	-	138,297
Convertible Preferred Stocks	118,190	-	-	118,190
Warrants	-	-	-	-
Temporary Cash Investments	-	-	-	-
Repurchase Agreements	-	-	-	-
Total	$118,358	$296,506,092	-	$296,624,450

The following is a reconciliation of assets valued using significant observable inputs (Level 3):
Common Stocks

Balance as of 10/31/11	$108,223
Realized gain (loss)	53,795
Change in unrealized appreciation (depreciation)1	(63,999)
Net purchases (sales)	(98,019)
Transfers in and out of Level 3	-
Balance as of 1/31/12	$-

 Pioneer Multi-Asset Real Return Fund

 Schedule of Investments  1/31/12

 Shares

 Float

 S&P/Moody's

 Value

 Rate

  Ratings

 CONVERTIBLE CORPRATE BONDS - 1.4%

 Diversified Financials - 1.4%

 Asset Management & Custody Banks - 1.4%

 3,470,000

 BBB / NR

 Apollo Investment Corp., 5.75%, 1/15/16

 $

 3,083,963

 1,500,000

 BBB / NR

 Ares Capital Corp., 5.125%, 6/1/16

 1,490,625

 Total Diversified Financials

 $

 4,574,588

 TOTAL CONVERTIBLE CORPRATE BONDS

 (Cost  $4,477,525)

 $

 4,574,588

 COMMON STOCKS - 62.6%

 Energy - 2.7%

 Integrated Oil & Gas - 2.7%

 40,910

 Chevron Corp.

 $

 4,217,003

 85,600

 Total SA

 4,529,482

 $

 8,746,485

 Oil & Gas Equipment And Services - 0.0%

 59,000

 AMEC Plc *

 $

 0

 Total Energy

 $

 8,746,485

 Materials - 5.4%

 Construction Materials - 1.8%

 8,708,500

 Holcim Indonesia Tbk

 $

 2,153,903

 1,217,500

 PT Indocement Tunggal Prakarsa Tbk

 2,289,215

 92,100

 Siam Cement Co., Ltd. *

 1,197,984

 $

 5,641,102

 Diversified Chemical - 0.6%

 19,929

 PPG Industries, Inc.

 $

 1,785,240

 Fertilizers & Agricultural Chemicals - 1.2%

 49,814

 The Mosaic Co. *

 $

 2,788,090

 22,442

 Yara International ASA *

 909,974

 $

 3,698,064

 Precious Metals & Minerals - 1.4%

 212,571

 Impala Platinum Holdings Ltd. *

 $

 4,657,091

 Steel - 0.4%

 31,403

 Allegheny Technologies Inc.

 $

 1,425,382

 Total Materials

 $

 17,206,879

 Capital Goods - 9.4%

 Aerospace & Defense - 0.6%

 25,320

 United Technologies Corp.

 $

 1,983,822

 Construction & Farm Machinery & Heavy Trucks - 3.0%

 17,419

 Deere & Co.

 $

 1,500,647

 124,000

 Komatsu Ltd. *

 3,483,775

 58,090

 PACCAR, Inc.

 2,567,578

 691,000

 United Tractors Tbk

 2,179,071

 $

 9,731,071

 Electrical Component & Equipment - 0.3%

 11,700

 Rockwell International Corp.

 $

 911,079

 Industrial Conglomerates - 3.4%

 4,164,300

 Alliance Global Group *

 $

 1,068,388

 261,000

 Fraser & Neave Ltd.

 1,408,348

 20,859

 Jardine Matheson Holdings Ltd.

 1,078,560

 35,245

 Jardine Strategic Holdings Ltd.

 1,095,144

 466,000

 KEPPEL Corp.

 4,011,171

 14,168

 Siemens AG

 1,338,268

 56,200

 SM Investments Corp.

 813,935

 15,889

 Tyco International Ltd. *

 0

 $

 10,813,814

 Industrial Machinery - 1.6%

 9,400

 Fanuc Corp. *

 $

 1,589,918

 135,000

 Nabtesco Corp. *

 2,885,686

 3,800

 SMC Corp. *

 658,639

 $

 5,134,243

 Trading Companies & Distributors - 0.5%

 96,500

 Mitsui & Co., Ltd. *

 $

 1,648,320

 Total Capital Goods

 $

 30,222,349

 Transportation - 0.3%

 Airport Services - 0.3%

 6,579

 Fraport AG Frankfurt Airport

 $

 394,784

 46,100

 Japan Airport Terminal Co., Ltd. *

 638,167

 $

 1,032,951

 Total Transportation

 $

 1,032,951

 Automobiles & Components - 2.6%

 Auto Parts & Equipment - 1.2%

 37,541

 Autoliv, Inc.

 $

 2,368,462

 43,366

 Johnson Controls, Inc.

 1,377,738

 $

 3,746,200

 Automobile Manufacturers - 1.4%

 26,870

 Bayerische Motoren Werke AG *

 $

 2,301,675

 256,600

 Astra International Tbk PT

 2,245,795

 $

 4,547,470

 Total Automobiles & Components

 $

 8,293,670

 Consumer Durables & Apparel - 1.2%

 Apparel, Accessories & Luxury Goods - 0.8%

 3,621

 The Swatch Group AG *

 $

 1,528,512

 6,837

 VF Corp.

 898,997

 $

 2,427,509

 Home Furnishings - 0.4%

 23,500

 Mohawk Industries, Inc. *

 $

 1,437,260

 Total Consumer Durables & Apparel

 $

 3,864,769

 Consumer Services - 1.2%

 Casinos & Gaming - 0.8%

 558,000

 Galaxy Entertainment Group, Ltd. *

 $

 1,209,997

 498,750

 Wynn Macau Ltd.

 1,279,735

 $

 2,489,732

 Restaurants - 0.4%

 13,973

 McDonald's Corp.

 $

 1,384,026

 Total Consumer Services

 $

 3,873,758

 Media - 0.7%

 Movies & Entertainment - 0.7%

 56,145

 The Walt Disney Co.

 $

 2,184,041

 Total Media

 $

 2,184,041

 Retailing - 2.4%

 Apparel Retail - 0.8%

 4,200,000

 Emperor Watch & Jewellery Ltd.

 $

 533,382

 60,749

 Hennes & Mauritz AB *

 1,989,629

 $

 2,523,011

 Distributors - 0.7%

 1,033,970

 Li & Fung Ltd.

 $

 2,253,373

 General Merchandise Stores - 0.3%

 1,532,000

 Mitra Adiperkasa Tbk PT *

 $

 969,707

 Home Improvement Retail - 0.3%

 2,160,000

 Ace Hardware Indonesia Tbk PT*

 $

 995,876

 Specialty Stores - 0.3%

 451,250

 L'Occitane International SA

 $

 992,051

 Total Retailing

 $

 7,734,018

 Food Beverage & Tobacco - 8.8%

 Agricultural Products - 0.2%

 193,600

 Wilmar International Ltd.

 $

 820,943

 Distillers & Vintners - 0.9%

 28,963

 Pernod Ricard SA

 $

 2,783,760

 Packaged Foods & Meats - 3.8%

 44,191

 Campbell Soup Co.

 $

 1,400,855

 41,628

 Kraft Foods, Inc.

 1,594,352

 488,000

 Mayora Indah Tbk PT *

 770,397

 70,991

 Nestle SA

 4,071,275

 1,410,000

 PT Indofood Sukses Makmur Tbk

 750,641

 5,854,000

 Salim Ivomas Pratama Tbk PT *

 811,402

 2,197,600

 Universal Robina Corp.

 2,749,532

 $

 12,148,454

 Soft Drinks - 1.4%

 65,515

 Coca-Cola Co.

 $

 4,424,228

 Tobacco - 2.5%

 92,736

 Altria Group, Inc.

 $

 2,633,702

 294

 Japan Tobacco Inc. *

 1,450,068

 54,680

 Philip Morris International, Inc.

 4,088,424

 $

 8,172,194

 Total Food Beverage & Tobacco

 $

 28,349,579

 Household & Personal Products - 0.3%

 Personal Products - 0.3%

 15,934

 Estee Lauder Co.

 $

 923,057

 Total Household & Personal Products

 $

 923,057

 Health Care Equipment & Services - 0.1%

 Health Care Equipment - 0.1%

 4,087

 Fresenius SE & Co., KG *

 $

 414,868

 Total Health Care Equipment & Services

 $

 414,868

 Pharmaceuticals & Biotechnology - 5.7%

 Pharmaceuticals - 5.7%

 106,996

 Bristol-Myers Squibb Co.

 $

 3,449,551

 132,585

 GlaxoSmithKline Plc

 2,944,734

 23,355

 Johnson & Johnson

 1,539,328

 151,947

 Merck & Co., Inc.

 5,813,492

 31,966

 Novartis AG

 1,734,428

 16,299

 Roche Holdings AG

 2,758,755

 $

 18,240,288

 Total Pharmaceuticals & Biotechnology

 $

 18,240,288

 Banks - 7.9%

 Diversified Banks - 7.4%

 1,995,340

 Banco de Oro Unibank, Inc.

 $

 2,789,702

 325,100

 Bangkok Bank Plc

 1,607,671

 1,986,600

 BANK Mandiri Ltd.

 164

 354,877

 Bank of East Asia Ltd.

 1,444,014

 948,100

 Bank of Philippine Islands

 1,341,004

 3,805,200

 Bank Rakyat Indonesia *

 2,889,961

 7,430,280

 Industrial and Commercial Bank of China, Ltd. *

 5,207,593

 625,662

 Metropolitan Bank & Trust Co.

 1,106,735

 161,694

 Overseas-Chinese Banking Corporation, Ltd.

 1,103,834

 211,100

 Public Bank Berhad

 941,980

 200

 Royal Bank of Canada

 10,458

 203,354

 Standard Charttered Plc

 4,964,611

 31,146

 United Overseas Bank Ltd.

 430,363

 $

 23,838,090

 Regional Banks - 0.4%

 47,700

 First Republic Bank/San Francisco *

 $

 1,430,046

 Total Banks

 $

 25,268,136

 Diversified Financials - 2.3%

 Asset Management & Custody Banks - 0.3%

 8,597

 Franklin Resources, Inc.

 $

 912,142

 Consumer Finance - 0.4%

 31,779

 Capital One Financial Corp.

 $

 1,453,889

 Multi-Sector Holding - 1.6%

 119,912

 Ayala Corp.

 $

 979,974

 3,614,000

 First Pacific Co.

 4,122,346

 $

 5,102,320

 Total Diversified Financials

 $

 7,468,351

 Insurance - 3.6%

 Multi-Line Insurance - 1.6%

 30,131

 Allianz AG

 $

 3,322,900

 7,681

 Zurich Financial Services Ltd. *

 1,847,600

 $

 5,170,500

 Reinsurance - 2.0%

 25,213

 Muenchener Rueckversicherungs Gesellschaft AG

 $

 3,291,503

 59,466

 Swiss Re AG *

 3,233,985

 $

 6,525,488

 Total Insurance

 $

 11,695,988

 Real Estate - 0.9%

 Diversified Real Estate Activities - 0.0%

 50

 Swire Pacific Ltd.

 $

 555

 35

 Swire Properties Ltd *

 88

 $

 643

 Industrialreit's - 0.3%

 647,594

 Ascendas Real Estate Investment Trust

 $

 961,441

 Real Estate Development - 0.3%

 8,624,500

 Bumi Serpong Damai PT

 $

 1,006,178

 Retail Reit's - 0.3%

 570,381

 CapitaMall Trust

 $

 775,171

 Total Real Estate

 $

 2,743,433

 Software & Services - 2.3%

 Application Software - 0.4%

 46,012

 TIBCO Software, Inc. *

 $

 1,199,533

 Internet Software & Services - 0.3%

 38,200

 Tencent Holdings Ltd.

 $

 935,093

 It Consulting & Other Services - 0.4%

 6,342

 IBM Corp. *

 $

 1,221,469

 Systems Software - 1.2%

 77,290

 Microsoft Corp.

 $

 2,282,374

 58,729

 Oracle Corp.

 1,656,158

 $

 3,938,532

 Total Software & Services

 $

 7,294,627

 Telecommunication Services - 2.9%

 Integrated Telecom Services - 1.9%

 47,671

 CenturyLink, Inc.

 $

 1,765,257

 1,194,000

 Singapore Telecommunications Ltd.

 2,945,621

 103,674

 Windstream Corp.

 1,251,345

 $

 5,962,223

 Wireless Telecommuni Cation Services - 1.0%

 1,289,812

 Vodafone Group Plc

 $

 3,485,123

 Total Telecommunication Services

 $

 9,447,346

 Utilities - 1.8%

 Indep Power Producer & Energy Traders - 0.6%

 8,788,400

 Energy Development Corp. *

 $

 1,147,781

 2,909,400

 First Gen Corp. *

 878,161

 $

 2,025,942

 Multi-Utilities - 1.2%

 143,308

 GDF Suez

 $

 3,901,790

 Total Utilities

 $

 5,927,732

 TOTAL COMMON STOCKS

 (Cost  $129,878,890)

 $

 200,932,325

 CORPORATE BONDS - 16.1%

 Energy - 4.2%

 Integrated Oil & Gas - 2.0%

 4,323,000

 BBB- / Baa2

 Lukoil International Finance BV, 7.25%, 11/5/19

 $

 4,749,896

 1,385,000

 BBB / A3

 Petrobras International Finance, 5.875%, 3/1/18

 1,519,062

 $

 6,268,958

 Oil & Gas Drilling - 0.6%

 2,000,000

 BB+ / Ba1

 Precision Drilling Corp., 6.625%, 11/15/20

 $

 2,100,000

 Oil & Gas Explration & Production - 1.5%

 2,173,000

 BBB / Baa1

 Gazprom Capital SA, 6.212%, 11/22/16

 $

 2,330,543

 2,153,000

 BBB / Baa1

 Gazprom OAO SA, 6.51%, 3/7/22

 2,271,415

 350,000

 BB+ / Ba3

 Whiting Petroleum Corp., 6.5%, 10/1/18

 371,875

 $

 4,973,833

 Total Energy

 $

 13,342,791

 Materials - 4.3%

 Diversified Chemical - 0.7%

 2,000,000

 BB- / Ba3

 Celanese US Holdings LLC, 5.875%, 6/15/21

 $

 2,150,000

 Forest Products - 0.8%

 2,000,000

 BB / Ba2

 Smurfit Kappa Acquisitions Plc, 7.75%, 11/15/19

 $

 2,747,537

 Metal & Glass Containers - 0.7%

 1,100,000

 BB+ / Ba1

 Ball Corp., 5.75%, 5/15/21

 $

 1,182,500

 1,000,000

 BB- / B1

 Crown Cork and Seal Co. Inc., 7.375%, 12/15/26

 1,060,000

 $

 2,242,500

 Paper Packaging - 1.3%

 1,100,000

 BB / B1

 Sealed Air Corp., 6.875%, 7/15/33

 $

 1,034,000

 2,900,000

 BBB+ / Baa2

 Sonoco Products Co., 5.75%, 11/1/40

 3,177,782

 $

 4,211,782

 Steel - 0.8%

 2,500,000

 BBB- / Baa3

 ArcelorMittal Co., 5.25%, 8/5/20

 $

 2,444,060

 Total Materials

 $

 13,795,879

 Capital Goods - 0.5%

 Building Products - 0.5%

 1,500,000

 BBB- / Ba2

 Masco Corp., 5.85%, 3/15/17

 $

 1,505,733

 Total Capital Goods

 $

 1,505,733

 Consumer Durables & Apparel - 0.3%

 Housewares & Specialties - 0.3%

 1,000,000

 BB- / Ba3

 Reynolds Group Issuer, Inc., 7.875%, 8/15/19

 $

 1,077,500

 Total Consumer Durables & Apparel

 $

 1,077,500

 Banks - 5.5%

 Diversified Banks - 3.7%

 500,000

 BBB+ / A3

 Bangkok Bank Plc, 4.8%, 10/18/20

 $

 506,933

 3,975,000

 A- / A3

 Bank of East Asia Ltd., 6.125%, 7/16/20

 4,058,765

 1,000,000

 NR / A3

 Industrial & Commercial Bank of China Asia Ltd., 5.125%, 11/30/20

 1,022,974

 5,254,000

 A / A2

 Intesa Sanpaolo SpA, 6.5%, 2/24/21

 4,848,896

 1,600,000

 A / A1

 Societe Generale SA, 5.2%, 4/15/21

 1,516,422

 $

 11,953,990

 Regional Banks - 1.8%

 2,000,000

 BBB / Baa3

 PNC Financial Service Group, Inc., 6.75%, 7/29/49

 $

 2,069,340

 1,750,000

 BB+ / Ba3

 Regions Financial Corp., 5.75%, 6/15/15

 1,785,700

 2,000,000

 BBB+ / Baa1

 State Street Capital, 8.25%, 1/29/49

 2,005,180

 $

 5,860,220

 Total Banks

 $

 17,814,210

 Diversified Financials - 0.2%

 Diversified Finance Services - 0.2%

 300,000

 7.60

 BB- / NR

 Queen Street II Capital Ltd., Floating Rate Note, 4/9/14

 $

 296,970

 250,000

 10.88

 NR / NR

 Residential Reinsurance 2010 Ltd., Floating Rate Note, 6/6/13

 249,450

 $

 546,420

 Total Diversified Financials

 $

 546,420

 Insurance - 0.2%

 Reinsurance - 0.2%

 500,000

 B / NR

 Montana Re Ltd., 0.0%, 1/8/14

 $

 482,950

 250,000

 B- / NR

 Successor X Ltd., Floating Rate Note, 12/13/13

 250,425

 $

 733,375

 Total Insurance

 $

 733,375

 Telecommunication Services - 0.3%

 Integrated Telecommunication Services - 0.3%

 500,000

 BBB+ / Baa1

 Bell Canada, 3.65%, 5/19/16

 $

 520,400

 300,000

 BBB- / Baa3

 Qwest Corp., Floating Rate Note, 6/15/13

 302,984

 $

 823,384

 Total Telecommunication Services

 $

 823,384

 Utilities - 0.6%

 Indep Power Producer & Energy Traders - 0.6%

 400,000

 6.65

 BB / NR

 East Lane Re Ltd., Floating Rate Note, 3/13/15

 $

 408,960

 1,400,000

 BBB+ / Baa1

 Southern Power Co., 5.15%, 9/15/41

 1,521,405

 $

 1,930,365

 Total Utilities

 $

 1,930,365

 TOAL CORPORATE BONDS

 (Cost  $50,901,766)

 $

 51,569,657

 FOREIGN GOVERNMENT BONDS - 8.5%

 AUD

 2,600,000

 NR / Aaa

 Australia Government Bond, 5.25%, 3/15/19

 $

 3,053,494

 IDR

 11,677,000

 BB+ / Baa3

 Indonesia Government International Bond, 5.875%, 3/13/20

 13,332,799

 EURO

 1,340,000

 BBB+ / Ba1

 Ireland Government Bond, 4.5%, 4/18/20

 1,472,680

 3,023,000

 A+ / A1

 Israel Government International Bond, 5.125%, 3/26/19

 3,395,558

 NOK

 31,900,000

 AAA / Aaa

 Norway Government Bond, 3.75%, 5/25/21

 6,049,484

 $

 27,304,015

 TOTAL FOREIGN GOVERNMENT BONDS

 (Cost  $22,395,116)

 $

 27,304,015

 MUNICIPAL BONDS - 1.1%

 1,000,000

 AAA / Aaa

 California Educational Facilities, 5.25%, 4/01/40

 $

 1,430,600

 390,000

 AAA / Aaa

 Houston Higher Education Finance Corp., 5.0% 5/15/40

 442,256

 1,000,000

 AAA / Aaa

 Massachusetts Development Finance Agency, 5.0%, 10/15/40

 1,151,360

 500,000

 AAA / Aaa

 New York State Dormitory Authority, 5.0%, 10/1/41

 573,130

 $

 3,597,346

 TOTAL MUNICIPAL BONDS

 (Cost  $2,986,092)

 $

 3,597,346

 SENIOR FLOATING RATE LOAN INTERESTS - 0.5%

 Materials - 0.1%

 Aluminum - 0.1%

 247,500

 3.75

 BB- / WR

 Novelis Inc., Term Loan, 3/11/17

 $

 247,222

 Total Materials

 $

 247,222

 Capital Goods - 0.1%

 Building Products - 0.1%

 248,125

 4.00

 BB- / B1

 Armstrong World Industries Inc., Term B-1 Loan, 3/8/18

 $

 248,396

 Total Capital Goods

 $

 248,396

 Transportation - 0.1%

 Trucking - 0.1%

 286,015

 6.00

 BB / B1

 Swift Transportation Co. LLC, Term Loan, 11/22/16

 $

 287,982

 Total Transportation

 $

 287,982

 Health Care Equipment & Services - 0.1%

 Health Care Services - 0.1%

 229,306

 4.75

 B / B1

 Gentiva Health Services, Inc., Term B-1Loan, 2/22/16

 $

 211,821

 Total Health Care Equipment & Services

 $

 211,821

 Software & Services - 0.1%

 Data Processing & Outsourced Services - 0.1%

 214,286

 4.25

 BBB- / Ba1

 Fidelity National Information Services Inc., Term B Loan, 7/18/16

 $

 215,802

 Total Software & Services

 $

 215,802

 Technology Hardware & Equipment - 0.1%

 Communications Equipment - 0.1%

 347,375

 5.00

 BB / Ba3

 CommScope, Inc., Term Loan, 1/03/18

 $

 348,243

 Total Technology Hardware & Equipment

 $

 348,243

 TOTAL SENIOR FLOATING RATE LOAN INTERESTS

 (Cost  $1,564,432)

 $

 1,559,466

 EXCHANGE TRADED FUNDS - 1.5%

 27,400

 NR / NR

 iShares MSCI South Koera Fund

 $

 1,571,664

 58,600

 NR / NR

 iShares MSCI Sweden Index Fund

 1,573,410

 68,200

 NR / NR

 iShares MSCI Russia Fund

 1,629,298

 $

 4,774,372

 TOTAL EXCHANGE TRADED FUNDS

 (Cost  $4,722,219)

 $

 4,774,372

 TEMPORARY CASH INVESTMENTS - 0.3%

 Repurchase Agreement - 0.3%

 880,000

 Deutschebank, 0.15%, dated 1/31/12, repurchase price of $880,000 plus accrued interest on 2/1/12 collateralized by the following:

 $459,358 U.S. Treasury Strip, 0.0%, 11/15/14-11/15/40

 $440,957 U.S. Treasury Bond, 3.125-9.0%, 11/15/18-11/15/41

 $

 880,000

 TOTAL TEMPORARY CASH INVESTMENTS

 (Cost  $880,000)

 $

 880,000

 TOTAL INVESTMENT IN SECURITIES - 91.9%

 (Cost  $280,806,040) (a)

 $

 295,191,769

 OTHER ASSETS AND LIABILITIES - 8.1%

 $

 25,869,544

 TOTAL NET ASSETS - 100.0%

 $

 321,061,313

 *

 Non-income producing security.

 (A.D.R.)

 American Depositary Receipt.

 NR

 Not rated by either S&P or Moody's.

 **

Senior floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium.  These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders.  The rate shown is the coupon rate at period end.

 (a)

 At January 31, 2012, the net unrealized gain on investments based on cost for federal income tax purposes of $282,846,303 was as follows:

 Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost

 $

 15,064,224

 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

 (2,718,758)

 Net unrealized gain

 $

 12,345,466

 (d)

 Debt obligation with a variable interest rate.  Rate shown is rate at end of period.

 Principal amounts are denominated in U.S. Dollars unless otherwise noted:

 AUD

 Australian dollars

 IDR

 Indonesian Rupiah

 EURO

 EURO

 NOK

 Norwegian Krone

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3.  See Notes to Financial Statements - Note 1A.

 The following is a summary of the inputs used as of January 31, 2012, in valuing the Fund's assets:

 Level 1

 Level 2

 Level 3

 Total

 Common Stocks

$
66,390,171

$
134,542,154

$
-

$
200,932,325

 Corporate Bonds

-

4,574,588

-

4,574,588

 U.S. Government Agency Obligations

-

51,569,657

-

51,569,657

 Foreign Government Bonds

-

27,304,015

-

27,304,015

 Municipal Bonds

-

3,597,346

-

3,597,346

 Senior Floating Rate Loan Interests

-

1,559,466

-

1,559,466

 Exchange Traded Funds

4,774,372

0

-

4,774,372

 Temporary Cash Investments

-

880,000

-

880,000

 Total

$
71,164,543

224,027,226

$
-

$
295,191,769

 Other Financial Instruments*

$
(416,545
)

(220,675
)

$
-

$
(637,220
)

 *Other financial instruments include futures contracts and foreign exchange contracts.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR
270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b)
under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d))
that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.


                                   SIGNATURES

                          [See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Series Trust VI

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date March 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date March 30, 2012

By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date March 30, 2012

* Print the name and title of each signing officer under his or her signature.